[PIE CHART WITH STOCKS EMPHASIS]

FUND PROFILE
October 1, 1998

THE STRONG CAPITAL APPRECIATION FUND

This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

[STRONG LOGO]
STRONG FUNDS

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THE STRONG CAPITAL APPRECIATION FUND

WHAT IS THE FUND'S GOAL?
The STRONG CAPITAL APPRECIATION FUND seeks capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
The Fund invests primarily in common stocks of small- and mid-size companies, though it may invest in companies of any size. It focuses on companies that the manager believes have above average prospects for growth. The Fund's manager strives to find fast-growing companies in fast-growing industries. Companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy also may be attractive candidates for the portfolio. If there is a change in a company's growth prospects or a deterioration in its fundamental qualities, the manager may sell it from the portfolio.

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?
GENERAL STOCK RISKS: The Fund's major risks are those of investing in the stock market. That means the Fund may experience sudden, unpredictable declines in the value of its shares, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

SMALLER COMPANIES: The Fund invests a substantial portion of its assets in the stocks of smaller-size companies. Small- and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. Generally, the smaller the company size, the greater these risks.

FOREIGN SECURITIES: To a limited degree, the Fund may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

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ACTIVE TRADING: The Fund's active trading approach will increase the costs the
Fund incurs. It may also increase the amount of capital-gains tax you pay on the Fund's returns.

FUTURES CONTRACTS: The Fund may invest a portion of its assets in futures contracts to manage risk or hedge against market volatility. Futures contracts provide for the future sale by one party and purchase by another party of an underlying financial instrument at a specified price on a specified date. Because their values depend on the value of an underlying financial instrument, futures contracts involve more risk and volatility than do other fixed income securities. They may also increase the Fund's expenses and reduce the opportunity for gain in a rising market.

This Fund is appropriate for investors who have financial goals five years or more in the future, and who are comfortable with the risks described here. It is not appropriate for investors concerned primarily with principal stability.

Because the Fund began operations on September 29, 1998, it has no return history.

WHAT ARE THE FUND'S FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
The Fund is 100% no-load, so you pay no fees to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) The costs of operating the Fund are deducted from the Fund's assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive. Because the Fund began operations on September 29, 1998, its expenses other than management fees are estimated in the chart below.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)
Management fee          1.00%
Other expenses          0.61%
TOTAL FUND EXPENSES     1.61%

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that

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your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year          3 years
$164             $508

WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?
Strong Capital Management serves as the investment advisor for the Fund. Andrew
S. Cupps manages the Fund. He joined Strong as a portfolio manager in 1994. Before joining Strong, he was employed as a research analyst at Driehaus Capital Management from 1992 to 1994. He has managed the Fund since its inception in September 1998.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Fund.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

HOW CAN I SELL FUND SHARES?
There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.

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- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DOES THE FUND PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Fund may earn income from dividends on the stocks in its portfolio, and may realize capital gains from appreciation on its holdings. The Fund intends to declare income and capital gains annually.

Unless you elect otherwise, all distributions of income and capital gains will be automatically reinvested in the Fund. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Fund's income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

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To order a free prospectus kit,
CALL 1-800-368-1030

To learn more about our funds,
discuss an existing account,
or conduct a transaction,
CALL 1-800-368-3863
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If you are a
Financial Professional,
CALL 1-800-368-1683

[PICTURE OF STRONG WEB SITE ON COMPUTER]
Strong On-line
www.strong-funds.com

[STRONG LOGO]
STRONG FUNDS
P.O. Box 2936, Milwaukee, Wisconsin 53201
Strong Funds Distributors, Inc.     8812H98

CA998P

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